Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Legg Mason Emerging Markets Diversified Core ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Emerging Markets Diversified Core ETF
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Legg Mason Emerging Markets Diversified Core ETF (the “fund”) seeks to track the investment results of an index composed of publicly traded equity securities in emerging markets.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period December 28, 2015 to October 31, 2016, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the fund’s subadviser. QS is affiliated with both LMPFA and the fund. The Underlying Index is composed of emerging markets equity securities that are included in the MSCI Emerging Markets Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on geography and sector. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of "clusters." A cluster is a group of investment categories based on geography and sector that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters are weighted in the Underlying Index to produce a highly diversified portfolio. QS anticipates that the number of component securities in the Underlying Index will range from 700 to 800. The Underlying Index may include large, medium and small capitalization companies. As of December 31, 2016, the Underlying Index consisted of securities from the following 21 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Components of the Underlying Index primarily include financials, telecommunication services and consumer discretionary companies. The components of the Underlying Index, and the degree to which these components represent certain countries and sectors, may change over time. The Underlying Index's components are reconstituted annually and rebalanced quarterly. The Underlying Index is reconstituted on a different date from the MSCI Emerging Markets Index. Securities that are removed from, or added to, the MSCI Emerging Markets Index are removed from, or considered for inclusion in, the Underlying Index at the next annual reconstitution or quarterly rebalancing of the Underlying Index. The fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The fund may trade at times other than when the Underlying Index is rebalanced or reconstituted for a variety of reasons, including when adjustments may be made to its representative sampling process from time to time or when investing cash.

The term “diversified” highlights the purpose of QS’ Diversification Based Investing methodology, which seeks to avoid concentration risks often identified with market cap-weighted funds. The term “core” highlights the segment of the investment universe where the fund invests—as opposed to introducing value or size biases or investing in niche segments of the market.

QS determines whether an issuer is located in an emerging market country by reference to the MSCI Emerging Markets Index methodology. MSCI Inc., which constructs the MSCI Emerging Markets Index, will generally deem an issuer to be located in an emerging market country if it is organized under the laws of the emerging market country and it is primarily listed in the emerging market country. In the event that these factors point to more than one country, the MSCI Emerging Markets Index methodology provides for consideration of certain additional factors.

The fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

QS may use a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization, country/region exposures and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.

The fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose the Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The equity securities that the fund will hold are principally common stocks.

The fund may invest up to 20% of its net assets in certain index futures, options, options on index futures, swap contracts or other derivatives (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; depository receipts; and in securities and other instruments not included in its Underlying Index but which QS believes will help the fund track its Underlying Index. The fund may invest in exchange-traded equity index futures and currency derivatives to gain exposure to local markets and may also use currency derivatives for cash management purposes.

Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is an alphabetical list of the principal risks of investing in the fund.

Asset class risk. Securities or other assets in the Underlying Index or in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant concentration risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, fund shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Calculation methodology risk. The Underlying Index relies on various sources of information to assess the criteria of issuers, including information that may be based on assumptions and estimates. Neither the fund, LMPFA nor QS can offer assurances that the Underlying Index’s calculation methodology will accurately assess criteria of included issuers.

Concentration risk. The fund may be susceptible to an increased risk of loss, including losses due to events that affect the fund’s investments more than the market as a whole, to the extent that the fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Consumer discretionary sector risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Custody risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and/or the fund’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Financials sector risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the fund.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less developed than those in the United States. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Index-related risk. There is no guarantee that the fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index administrator for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

Index sampling risk. The fund may not fully replicate its Underlying Index and may hold securities not included in the Underlying Index. As a result, the fund is subject to the risk that QS’ investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NET ASSET VALUE.

National closed market trading risk. Where the underlying securities held by the fund trade on foreign exchanges that are closed when the securities exchange on which the fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the fund’s quote from the closed foreign market), resulting in premiums or discounts to the fund’s net asset value that may be greater than those experienced by other ETFs.

Passive investment risk. The fund is not actively managed and neither LMPFA nor QS attempts to take defensive positions.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Telecommunications sector risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Trading issues risk. Trading in shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

Tracking error risk. Tracking error is the divergence of the fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the fund incurs fees and expenses, while the Underlying Index does not.

Valuation risk. The sale price the fund could receive for a security or other asset may differ from the fund’s valuation of the security or other asset and may differ from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information (“SAI”).
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/etf, or by calling the fund at 1-888-386-5535.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-386-5535
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leggmason.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (03/31/2016): 9.48 Worst Quarter (12/31/2016): (5.50)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Legg Mason Emerging Markets Diversified Core ETF | Legg Mason Emerging Markets Diversified Core ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	163
5 years	rr_ExpenseExampleYear05	284
10 years	rr_ExpenseExampleYear10	639
1 year	rr_ExpenseExampleNoRedemptionYear01	52
3 years	rr_ExpenseExampleNoRedemptionYear03	163
5 years	rr_ExpenseExampleNoRedemptionYear05	284
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 639
2016	rr_AnnualReturn2016	7.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.50%)
1 year	rr_AverageAnnualReturnYear01	7.96%
Since inception	rr_AverageAnnualReturnSinceInception	6.82%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Legg Mason Emerging Markets Diversified Core ETF | Return after taxes on distributions | Legg Mason Emerging Markets Diversified Core ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.79%
Since inception	rr_AverageAnnualReturnSinceInception	5.68%
Legg Mason Emerging Markets Diversified Core ETF | Return after taxes on distributions and sale of fund shares | Legg Mason Emerging Markets Diversified Core ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.06%
Since inception	rr_AverageAnnualReturnSinceInception	4.97%
Legg Mason Emerging Markets Diversified Core ETF | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.19%
Since inception	rr_AverageAnnualReturnSinceInception	10.39%
Legg Mason Emerging Markets Diversified Core ETF | QS DBI Emerging Markets Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.54%
Since inception	rr_AverageAnnualReturnSinceInception	7.77%